Document and Entity Information	Sep. 30, 2026
Cover [Abstract]
Entity Registrant Name	AWARE, INC.
Amendment Flag	false
Entity Central Index Key	0001015739
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Incorporation State Country Code	MA
Entity File Number	000-21129
Entity Tax Identification Number	04-2911026
Entity Address, Address Line One	76 Blanchard Road
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(781)
Local Phone Number	687-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	AWRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false